Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares Ranger Equity Bear ETF
Supplement [Text Block]	ck0001408970_SupplementTextBlock

ADVISORSHARES TRUST

AdvisorShares Ranger Equity Bear ETF

NYSE Arca Ticker: HDGE

Supplement dated January 30, 2014

to the Summary and Statutory Prospectuses

dated October 28, 2013

This supplement provides new and additional information beyond that contained in the
Summary and Statutory Prospectuses (together, the “Prospectuses”) for the AdvisorShares Ranger Equity Bear ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

Effective immediately, the following replaces the last sentence of the first paragraph under the heading “Principal Investment Strategies” on page 2 of the Prospectuses:

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the following replaces the last sentence of the first paragraph under the heading “Principal Investment Strategies” on page 2 of the Prospectuses:

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.